Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,166,660.60
Previously Paid Amount	0.00
Total Fee Amount	3,889.82
Total Offset Amount	0.00
Net Fee	$ 3,889.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A